Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions and balances with related parties [Abstract]
Transactions and balances with related parties

Note 23 – Transactions and balances with related parties

A. Balances with related parties

	December 31,
	2021	2022
Other payables	330	387

B. Shareholders and other related parties benefits

	Year ended on December 31,
	2020	2021	2022
Salaries and related expenses- related parties employed by the Group (*)	18,252	13,629	10,185
Number of related parties	5	7	8
Compensation for directors not employed by the Group	2,204	3,951	374
Number of directors	6	8	7

(*)	The 2022 figures include share-based payment expenses of $7,333,000.

C. On July 7, 2020, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 1,000,000 ADSs to officers and an additional 440,000 ADSs to directors of the Company at an exercise price of $0.70 per ADS.

D. On July 7, 2020, the Company issued warrants to the Company’s CEO. See note 19.B. In February 2021, Mr. Stern exercised 30% of the series A warrants. In May 2021, Mr. Stern invested $50,000 and received 27,742,103 Series B Warrants. The exercise price of the Series B Warrants is $6.16 per ADS.

E. In August 2020, the Company issued warrants to the Company’s director, Mr. Yaron Eitan, See Note 19.B.

F. On April 22, 2021, the Company acquired 100% of the shares and voting interests in DeepCube. The founders of DeepCube are Mr. Eli David and Mr. Yaron Eitan (through his holding in Anaknu LLC (“Anaknu”), of which he is one of the shareholders). Mr. Eli David and Mr. Yaron Eitan were directors of the Company. Mr. Eli David also continued to work at DeepCube after the acquisition, in the role of Chief Technology Officer.

For further details on the transaction, see Note 9.B.

For the sale of their holdings in the company, the founders received the following consideration (Mr. Eli David and Anaknu in aggregate):

1.	Cash payments - $19,420.

2.	Payment in equity instruments to Anaknu 1,339 thousand ordinary shares in the fair value of $11,682. Those shares are entitled to a share price protection mechanism for a period of 12 months, whose fair value at the transaction date was $9,551, and as of December 31, 2022, was $5,768.

3.	Post-acquisition compensation cost 892 thousand ordinary shares, with a share price protection mechanism for a period of 12 to 36 months, subject to conditions related to the continued employment of Mr. Eli David. These shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at the transaction date at $7,756.

For the year ended December 31, 2022, $3,286 of the share-based compensation was recognized as share based payment expenses.

G. In November 2021, the Company acquired 100% of the shares and voting interests of Essemtec. In addition, the Group acquired, through Nano Dimension Swiss, from a third party, the property from which Essemtec’s facilities are operated. Hence, as of the end of November 2021, Essemtec rents its offices from Nano Dimension Swiss under terms similar to those that Essemtec rented the facilities from the third party that owned the facilities before this acquisition.

H. On May 25, 2021, following approval of the general meeting of the Company’s shareholders, the Company granted options to purchase 131,000 ADSs to directors of the Company with exercise prices ranging from $7.69 to $9.33 per ADS.

I. In May 2021, the Company granted options to purchase 3,000,000 ADSs to officers of the Company at an exercise price of $6.00 per ADS. In addition, the Company granted options to purchase 1,000,000 ADSs to an officer of the Company, subject to certain change-of-control events, which have not occurred during the reporting period.

J. In January 2022, the Company granted options to purchase 400,000 ADSs to an officer of the Company at an exercise price of $3.79 per ADS.

K. In June 2022, the Company granted 210,000 RSUs to directors of the Company.

L. In August 2022, the Company granted 1,270,000 RSUs to officers of the Company.

M. In September 2022, the Company replaced options to purchase 3,241,737 ADSs granted before to certain officers and directors of the Company with 1,620,869 RSUs.

N. In November 2022, the Company granted 75,000 RSUs to directors of the Company. In addition, the Company granted 500,000 RSUs to an officer of the Company.